Subsequent Events (Details) - USD ($)			3 Months Ended		12 Months Ended
	May 08, 2025	Feb. 11, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	May 31, 2025	Apr. 30, 2025	Feb. 28, 2025	Feb. 21, 2025	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Issuance of common stock upon exercise of stock options (in Shares)
Forecast [Member]
Subsequent Events (Details) [Line Items]
Convertible notes							$ 700,000
Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Senior secured convertible promissory notes			$ 18,965,000	$ 16,836,000	$ 18,419,000						$ 16,316,000	$ 13,981,000
Senior Secured Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Convertible notes			400,000
Repaid in cash			300,000
NorthView Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Percentage of original issue discount		10.00%
Payable in cash					$ 100,000
Percentage of non-redeeming public shareholders					100.00%
Tax expenses										$ 23,200
Trust account balance			13,162
NorthView Acquisition Corp [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Earnout revenue						$ 30,000
NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Senior secured convertible promissory notes		$ 22,222,222
Purchase price		20,000,000
Dissolution Expense Waiver [Member] | NorthView Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Payable in cash					$ 100,000
No Redemption Scenario [Member] | NorthView Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Percentage of non-redeeming public shareholders					100.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible notes			$ 800,000					$ 700,000	$ 800,000
Business combination, trust account balance	$ 1,250,000
Subsequent Event [Member] | NorthView Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Tax expenses										$ 23,400
Trust account balance	$ 1,250,000
Subsequent Event [Member] | NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Senior secured convertible promissory notes		22,222,222
Purchase price		$ 20,000,000
Public shares [Member] | NorthView Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Issuance of common stock upon exercise of stock options (in Shares)			52,784
Common stock remaining outstanding (in Shares)			5,295,527